SUPPLEMENT DATED APRIL 29, 2024
                      TO THE VARIABLE ANNUITY PROSPECTUSES
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                       AMERICAN GENERAL LIFE INSURANCE COMPANY

                            VARIABLE SEPARATE ACCOUNT
                       American Pathway II Variable Annuity
                          Anchor Advisor Variable Annuity
                       Polaris Advantage II Variable Annuity
                         Polaris Advantage Variable Annuity
                         Polaris Advisor III Variable Annuity
                           Polaris Advisor Variable Annuity
                      Polaris Advisory Income Variable Annuity
                     Polaris II Platinum Series Variable Annuity
                     Polaris Preferred Solution Variable Annuity
                         Polaris Protector Variable Annuity
                          PolarisAmerica Variable Annuity

                         VARIABLE ANNUITY ACCOUNT SEVEN
                   Polaris II Asset Manager Variable Annuity
                          Polaris Plus Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
                           FSA Advisor Variable Annuity
                        Polaris Advantage II Variable Annuity
                         Polaris Advantage Variable Annuity
                        Polaris Choice III Variable Annuity
                         Polaris Choice IV Variable Annuity
                          Polaris Choice Variable Annuity
                 Polaris II A-Class Platinum Series Variable Annuity
                          Polaris II Variable Annuity
                            Polaris Variable Annuity

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                           VALIC SEPARATE ACCOUNT A
                      Polaris Choice Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on April 29, 2024, the SA DFA Ultra Short Bond Portfolio was renamed the SA JPMorgan Ultra-Short Bond Portfolio (the "Fund") and the subadvisor was changed from Dimensional Fund Advisors LP to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA DFA Ultra Short Bond Portfolio" in the prospectuses are replaced with "SA JPMorgan Ultra-Short Bond Portfolio."

Additionally, effective on April 29, 2024, the SA Goldman Sachs Global Bond Portfolio was renamed the SA PIMCO Global Bond Opportunities Portfolio
(the "Fund") and the subadvisor was changed from Goldman Sachs Asset Management International to Pacific Investment Management Company, LLC. Accordingly, all references to "SA Goldman Sachs Global Bond Portfolio" in the prospectuses are replaced with "SA PIMCO Global Bond Opportunities Portfolio."

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.